Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following as of December 31 (in thousands):

	2011	2012
Purchased software, including internal use software	$1,833	$3,564
Computer hardware	7,357	9,346
Furniture and office equipment	1,674	1,750
Leasehold improvements	955	948
	11,819	15,608
Less: accumulated depreciation	(9,507)	(11,293)
	$2,312	$4,315

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $2.5 million, $1.2 million and $2.1 million, respectively. During 2011 and 2012, the Company wrote off certain fixed assets that were fully depreciated.